Convertible Notes Payable - Related Parties (Details) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Dec. 20, 2018	Dec. 20, 2018	Nov. 13, 2018	Oct. 30, 2018	Aug. 29, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Convertible Notes Payable - Related Parties (Textual)
Convertible note payable related party affiliate									$ 688,444
Convertible note payable related party officer								$ 27,670	122,000
Promissory note						$ 68,232	$ 12,508
Note bears interset				12.00%
Note maturity term								6 months
Note maturity date			Jun. 30, 2019	Dec. 15, 2020	Feb. 28, 2018
Chief Executive Officer [Member]
Convertible Notes Payable - Related Parties (Textual)
Accrued interest		$ 1,135
Promissory note	$ 400,000	$ 400,000
Note bears interset	12.00%	12.00%
Note maturity term	5 years	5 years
Note maturity date	Dec. 20, 2023	Jan. 07, 2024
Payment of interest and principal	$ 5,000	$ 5,000
Convertible Notes Payable [Member]
Convertible Notes Payable - Related Parties (Textual)
Convertible note payable						$ 840,000		$ 840,000
Convertible note payable, description						Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.		Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.
Convertible note payable related party affiliate						$ 688,444		$ 688,444	688,444
Accrued interest						$ 138,115	125,968	$ 125,968	77,776
Convertible Notes Payable One [Member]
Convertible Notes Payable - Related Parties (Textual)
Convertible note payable, description						Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017, the due date of Note 2 was extended to July 2, 2018.		Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019.
Convertible note payable related party officer						$ 46,670	$ 27,670	$ 27,670	122,000
Accrued interest						11,845		11,350	$ 10,707
Borrowed amount						$ 19,000		670
Repaid of borrowed amount								$ 95,000